LOSS PER SHARE - Schedule of Earnings Per Share, Basic and Diluted (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LOSS PER SHARE
Net Income (Loss)	€ (19,017,804)	€ (21,177,772)	€ (2,933,058)
Weighted average number of shares for the computation of basic EPS	37,286,446	36,996,722	34,392,598
Basic EPS (in euro)	€ (0.51)	€ (0.57)	€ (0.09)
Effect of dilutive securities (in shares)	903,889	2,653,050	2,502,171
Weighted average number of shares for the computation of diluted EPS	37,286,446	36,996,722	34,392,598
Diluted EPS loss (in euro)	€ (0.51)	€ (0.57)	€ (0.09)